Investment Portfolio	as of February 28, 2021 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 90.5%
Senior Loans (a)
Communication Services 11.4%
Altice Financing SA, First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 2.865%, 1/31/2026	1,246,851	1,236,783
Altice France S.A.:
Term Loan B12, 1-month USD-LIBOR + 3.688%, 3.8%, 1/31/2026	494,885	495,427
Term Loan B13, 3-month USD-LIBOR + 4.0%, 4.198%, 8/14/2026	496,193	497,433
Avaya, Inc., Term Loan B, 1-month USD-LIBOR + 4.25%, 4.362%, 12/15/2027	1,230,228	1,235,709
CCI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 4.0%, 4.75%, 12/17/2027	430,000	433,765
Clear Channel Outdoor Holdings, Inc., Term Loan B, 2-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 3.659% - 3.712%, 8/21/2026	1,101,062	1,073,844
Cogeco Communications (U.S.A.) II LP, Term Loan B, 1-month USD-LIBOR + 2.0%, 2.115%, 1/3/2025	198,705	198,345
Colorado Buyer, Inc.:
Term Loan B, 3-month USD-LIBOR + 3.0%, 4.0%, 5/1/2024	252,300	249,421
Second Lien Term Loan, 3-month USD-LIBOR + 7.25%, 8.25%, 5/1/2025	215,000	214,625
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.365%, 4/6/2026	646,354	647,013
CSC Holdings LLC:
Term Loan B1, 1-month USD-LIBOR + 2.25%, 2.361%, 7/17/2025	460,217	458,897
Term Loan, 1-month USD-LIBOR + 2.25%, 2.361%, 1/15/2026	296,222	295,243
Cumulus Media New Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 3/31/2026	99,721	99,347
Diamond Sports Group LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 3.37%, 8/24/2026	233,464	177,433
E.W. Scripps Co., Term Loan B3, 1-month USD-LIBOR + 3.0%, 3.75%, 1/7/2028	380,000	381,218
Eagle Broadband Investments LLC, Term Loan, 3-month USD-LIBOR + 3.0%, 3.75%, 11/12/2027	216,667	218,044
Entercom Media Corp., Term Loan, 1-month USD-LIBOR + 2.5%, 2.618%, 11/18/2024	397,828	392,420
GCI Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.5%, 9/24/2025	309,225	311,416
Intelsat Jackson Holdings SA:
Term Loan, 3-month USD-LIBOR + 5.5%, 6.5%, 7/13/2022	225,547	229,847
Term Loan B3, Prime Rate + 4.75%, 8.0%, 11/27/2023	1,500,000	1,527,495
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 3.365%, 10/20/2025	779,100	761,153
Northwest Fiber LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 3.866%, 4/30/2027	380,000	382,139
Numericable Group SA, Term Loan B11, 1-month USD-LIBOR + 2.75%, 2.865%, 7/31/2025	2,079,769	2,060,271
Telesat Canada, Term Loan B5, 1-month USD-LIBOR + 2.75%, 2.87%, 12/7/2026	230,105	228,318
Uber Technologies, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 3.615%, 7/13/2023	296,364	297,414
Univision Communications, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 4.75%, 3/15/2026	1,746,247	1,757,824
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.5%, 2.612%, 1/31/2028	732,877	732,335
Xplornet Communications, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 4.865%, 6/10/2027	837,895	844,112

Zayo Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 3.115%, 3/9/2027	537,159	537,329
Ziggo Financing Partnership, Term Loan I, 1-month USD-LIBOR + 2.5%, 2.612%, 4/30/2028	335,000	333,605
ZoomInfo LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.115%, 11/2/2025	142,818	143,264
		18,451,489
Consumer Discretionary 14.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.75%, 1.865%, 11/19/2026	460,834	457,052
Adient U.S. LLC, Term Loan B, 1-month USD-LIBOR + 4.25%, 3-month USD-LIBOR + 4.25%, 4.365% - 4.443%, 5/6/2024	396,977	398,921
American Axle and Manufacturing, Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 3.0%, 4/6/2024	463,876	464,124
American Trailer World Corp., Term Loan B, 2/17/2028 (b)	435,000	434,456
Aristocrat Leisure Ltd., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 10/19/2024	843,221	850,160
Bass Pro Group LLC:
Term Loan B, 1-month USD-LIBOR + 4.25%, 5.0%, 2/26/2028	1,300,000	1,293,500
Term Loan B, 1-month USD-LIBOR + 5.0%, 5.75%, 9/25/2024	1,165,193	1,169,743
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.75%, 2.865%, 12/23/2024	1,560,487	1,549,517
Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.615%, 4/30/2026	1,263,703	1,267,917
CNT Holdings I Corp, Term Loan, 6-month USD-LIBOR + 3.75%, 4.5%, 11/8/2027	430,556	433,180
Crown Finance U.S., Inc.:
Term Loan, 3-month USD-LIBOR + 2.5%, 2.769%, 2/28/2025	996,569	866,731
Term Loan, 3-month USD-LIBOR + 2.75%, 3.75%, 9/30/2026	296,993	255,148
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD-LIBOR + 2.5%, 3.5%, 2/1/2024	992,900	991,143
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 10/19/2027	1,241,912	1,249,097
Harland Clarke Holdings Corp., Term Loan B7, 11/3/2023 (b)	200,000	191,570
Life Time Fitness, Inc., Term Loan B, 3-month USD-LIBOR + 4.75%, 5.75%, 12/16/2024	274,041	274,065
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 6.75%, 7.5%, 12/22/2025	965,685	990,131
Mister Car Wash Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.361%, 5/14/2026	431,980	427,323
NASCAR Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.865%, 10/19/2026	195,227	195,350
Navistar International Corp., First Lien Term Loan B, 1-month USD-LIBOR + 3.5%, 3.62%, 11/6/2024	595,396	597,108
Nielsen Finance LLC, Term Loan B5, 1-month USD-LIBOR + 3.75%, 4.75%, 6/4/2025	212,072	214,685
Petco Animal Supplies, Inc.:
Term Loan B, 3-month USD-LIBOR + 3.25%, 4.0%, 2/24/2028	435,000	435,272
Term Loan B, 3-month USD-LIBOR + 3.25%, 4.25%, 1/26/2023	543,119	543,543
PetSmart, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 4.25%, 2/12/2028	435,000	438,602
RV Retailer LLC, Term Loan B, Prime Rate + 3.0%, 6.25%, 1/28/2028	215,000	214,731
Scientific Games International, Inc., Term Loan B5, 1-month USD-LIBOR + 2.75%, 2.865%, 8/14/2024	1,635,156	1,611,651
SeaWorld Parks & Entertainment, Inc., Term Loan B5, 1-month USD-LIBOR + 3.0%, 3.75%, 3/31/2024	433,656	428,608
Springer Nature Deutschland GmbH, Term Loan B16, 1-month USD-LIBOR + 3.5%, 4.5%, 8/14/2024	309,491	310,873
Tenneco, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.115%, 10/1/2025	224,428	220,612
The Stars Group Holdings BV, Term Loan, 3-month USD-LIBOR + 3.5%, 3.754%, 7/10/2025	307,044	308,603
Trico Group LLC, Term Loan B, 3-month USD-LIBOR + 7.5%, 8.5%, 2/2/2024	592,488	604,782
Truck Hero, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 1/31/2028	435,000	436,164
UFC Holdings LLC, Term Loan B, 6-month USD-LIBOR + 3.0%, 3.75%, 4/29/2026	347,280	348,393

Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.5%, 4.615%, 8/27/2025	753,423	758,693
Wand NewCo 3, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 3.115%, 2/5/2026	645,208	641,866
Weber-Stephen Products LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 10/30/2027	170,000	170,935
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 3-month USD-LIBOR + 2.75%, 2.87% - 2.94%, 5/18/2025	745,302	710,433
		22,754,682
Consumer Staples 5.1%
Arterra Wines Canada, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 11/24/2027	430,000	433,406
Chobani, LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 4.5%, 10/20/2027	432,250	435,275
Golden Nugget, Inc., Term Loan B, 2-month USD-LIBOR + 2.5%, 3.25%, 10/4/2023	714,265	709,615
Hostess Brands LLC, Term Loan, 1-month USD-LIBOR + 2.25%, 2-month USD-LIBOR + 2.25%, 3-month USD-LIBOR + 2.25%, 3.0%, 8/3/2025	462,503	462,648
IRB Holding Corp.:
Term Loan B, 6-month USD-LIBOR + 2.75%, 3.75%, 2/5/2025	744,260	749,377
Term Loan, 3-month USD-LIBOR + 3.25%, 4.25%, 12/15/2027	860,000	864,528
Kronos Acquisition Holdings, Inc.:
Term Loan B, 12/22/2026 (b)	286,667	286,697
Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 12/22/2026	860,000	860,090
Ozark Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 12/16/2027	430,000	432,554
Shearer's Foods, Inc., Term Loan B, 6-month USD-LIBOR + 4.0%, 4.75%, 9/23/2027	503,439	506,644
TKC Holdings, Inc., First Lien Term Loan, 2-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 2/1/2023	754,427	744,054
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 2.115%, 9/13/2026	992,462	979,188
Weight Watchers International, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 5.5%, 11/29/2024	762,438	765,107
		8,229,183
Energy 0.9%
Gulf Finance LLC, Term Loan B, 1-month USD-LIBOR + 5.25%, 6.25%, 8/25/2023	340,593	265,724
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.25%, 3.488%, 10/1/2025	381,225	378,960
Oryx Midstream Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 4.115%, 5/22/2026	733,819	721,208
Seadrill Partners Finco LLC:
Term Loan B, 2/21/2022* (c)	709,786	76,302
PIK Revolver, 3-month USD-LIBOR + 13.0%, 13.0%, 2/21/2022 (PIK) (d)	20,917	22,591
		1,464,785
Financials 9.5%
Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.615%, 2/15/2027	732,750	729,544
Advisor Group, Inc., Term Loan, 1-month USD-LIBOR + 4.5%, 4.615%, 7/31/2026	894,231	898,205
Alera Group Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.5%, 8/1/2025	429,955	431,567
Amerilife Holdings LLC, Term Loan, 3-month USD-LIBOR + 4.0%, 4.123%, 3/18/2027	588,214	588,334
AmWINS Group, Inc., Term Loan B, 2/17/2028 (b)	390,000	390,622
AqGen Ascensus, Inc., Term Loan, 3-month USD-LIBOR + 4.0%, 5.0%, 12/13/2026	1,299,165	1,307,447
AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.623%, 2/12/2027	396,992	396,590
Asurion LLC, Term Loan B6, 1-month USD-LIBOR + 3.0%, 3.115%, 11/3/2023	740,825	740,440
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	1,118,009	1,114,923

Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.365%, 1/27/2027	262,020	260,820
Cardtronics U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 5.0%, 6/29/2027	414,584	416,141
Change Healthcare Holdings LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 3.5%, 3/1/2024	2,412,174	2,417,517
Citadel Securities LP, Term Loan B, 1-month USD-LIBOR + 2.5%, 2.615%, 2/29/2028	720,000	717,300
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.75%, 4/9/2027	838,628	844,767
DRW Holdings LLC, Term Loan, 2/24/2028 (b)	240,245	240,245
Edelman Financial Center LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 3.115%, 7/21/2025	367,500	365,137
Hub International Ltd., Term Loan B, 2-month USD-LIBOR + 2.75%, 3-month USD-LIBOR + 2.75%, 2.91% - 2.965%, 4/25/2025	1,320,428	1,308,465
Jane Street Group LLC, Term Loan, 1-month USD-LIBOR + 2.75%, 2.865%, 1/26/2028	610,000	609,457
Rent-A-Center, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 1/17/2028 (d)	375,000	378,281
Ryan Specialty Group LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 4.0%, 9/1/2027	224,437	225,513
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.365%, 12/31/2025	953,081	947,849
		15,329,164
Health Care 8.9%
Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.625%, 5/4/2025	595,419	588,533
Aveanna Healthcare LLC, First Lien Term Loan, 3/18/2024 (b)	265,000	264,061
Bausch Health Companies, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.118%, 6/2/2025	826,861	828,933
CBI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 1/6/2028	435,000	436,224
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 3-month USD-LIBOR + 4.25%, 5.0%, 4/29/2024	1,103,552	1,099,413
Envision Healthcare Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 3.865%, 10/10/2025	591,326	510,389
eResearchTechnology, Inc., First Lien Term Loan, 2/4/2027 (b)	430,000	432,687
Gainwell Acquisition Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 10/1/2027	1,289,701	1,288,631
Gentiva Health Services, Inc., Term Loan, 1-month USD-LIBOR + 2.75%, 2.875%, 7/2/2025	587,811	589,650
Horizon Therapeutics U.S.A., Inc., Term Loan B, 2/26/2028 (b)	380,000	379,050
Imprivata, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 4.25%, 12/1/2027	430,000	433,001
Kindred Healthcare LLC, First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 4.625%, 7/2/2025	504,836	507,360
Mallinckrodt International Finance SA, Term Loan B, 3-month USD-LIBOR + 4.75%, 5.5%, 9/24/2024	585,843	568,200
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD-LIBOR + 2.75%, 3.75%, 6/7/2023	735,766	735,976
National Mentor Holdings, Inc.:
Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 2/18/2028	760,636	761,016
Term Loan C, 1-month USD-LIBOR + 3.75%, 4.5%, 2/18/2028	25,155	25,167
Ortho-Clinical Diagnostics SA, Term Loan B, 1-month USD-LIBOR + 3.25%, 3.36% - 3.363%, 6/30/2025	404,105	405,267
Parexel International Corp., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.865%, 9/27/2024	778,004	774,811
PPD, Inc., Term Loan, 1-month USD-LIBOR + 2.25%, 2.75%, 1/13/2028	367,000	368,861
Radiology Partners, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 4.25%, 3-month USD-LIBOR + 4.25%, 4.366% - 5.295%, 7/9/2025	200,000	199,709

RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.865%, 11/16/2025	1,445,205	1,448,666
Sotera Health Holdings LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 3.25%, 12/11/2026	435,000	435,679
Surgery Center Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 4.25%, 9/3/2024	1,091,538	1,089,001
Team Health Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 3.75%, 2/6/2024	350,000	328,051
		14,498,336
Industrials 17.4%
Allegiant Travel Co., Term Loan, 3-month USD-LIBOR + 3.0%, 3.198%, 2/5/2024	494,950	491,470
Amentum Government Services Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.615%, 1/29/2027	656,700	655,058
American Airlines, Inc., First Lien Term Loan, 1-month USD-LIBOR + 1.75%, 1.871%, 1/29/2027	755,857	697,965
Arches Buyer, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 4.25%, 12/6/2027	430,000	430,202
AVSC Holding Corp., Term Loan B1, 3-month USD-LIBOR + 3.5%, 4.5%, 3/3/2025	175,000	151,136
Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.115%, 10/30/2026	1,264,230	1,265,178
CCC Information Services, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 4.0%, 4/29/2024	1,709,797	1,715,414
Cornerstone Building Brands, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 3.86%, 4/12/2025	387,060	388,552
CP Atlas Buyer, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 11/23/2027	431,000	431,461
Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 2.865%, 8/21/2025	578,255	575,572
Delta Air Lines, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 5.75%, 4/29/2023	995,000	1,004,642
Dynasty Acquisition Co., Inc.:
Term Loan B1, 3-month USD-LIBOR + 3.5%, 3.754%, 4/6/2026	938,311	910,908
Term Loan B2, 3-month USD-LIBOR + 3.5%, 3.754%, 4/6/2026	502,605	487,926
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 3.115%, 3/29/2025	592,456	590,142
Garda World Security Corp., First Lien Term Loan B, 1-month USD-LIBOR + 4.75%, 4.99%, 10/30/2026	635,535	638,116
Gates Global LLC:
Term Loan B3, 3-month USD-LIBOR + 2.75%, 3.5%, 3/31/2027	911,876	913,303
Term Loan B, 1-month USD-LIBOR + 2.75%, 3.75%, 4/1/2024	954,356	956,642
Hillman Group, Inc.:
Term Loan B1, 2/23/2028 (b)	306,519	307,285
Term Loan B2, 2/23/2028 (b)	55,063	55,201
Inmar Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 5.0%, 5/1/2024	448,196	446,795
JetBlue Airways Corp., Term Loan, 3-month USD-LIBOR + 5.25%, 6.25%, 6/17/2024	487,500	502,888
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.0%, 4.0%, 7/31/2022	808,623	804,515
Term Loan B, 1-month USD-LIBOR + 3.0%, 4.0%, 7/31/2022	222,590	221,460
Maxar Technologies Ltd., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.87%, 10/4/2024	281,463	279,352
MI Windows and Doors LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 12/18/2027	430,000	433,674
Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.25%, 6.25%, 6/25/2027	426,830	456,700
Mitchell International, Inc., Term Loan, 1-month USD-LIBOR + 4.25%, 4.75%, 11/29/2024	429,956	432,697
Peraton Holding Corp., Term Loan B, 2/1/2028 (b)	472,497	474,859

Prime Security Services Borrower LLC, Term Loan, 1-month USD-LIBOR + 2.75%, 3-month USD-LIBOR + 2.75%, 3.5%, 9/23/2026	418,209	419,169
PUG LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 3.615%, 2/12/2027	444,117	432,459
Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 2.115%, 2/22/2024	551,137	543,176
Spirit Aerosystems, Inc., Term Loan B, 1-month USD-LIBOR + 5.25%, 6.0%, 1/15/2025	175,000	176,750
SRS Distribution, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 3.115%, 5/23/2025	750,750	746,670
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.0%, 5.205%, 4/16/2026	1,039,648	1,022,244
Tempo Acquisition LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 3.75%, 11/2/2026	2,119,806	2,125,540
Titan Acquisition Ltd., Term Loan B, 6-month USD-LIBOR + 3.0%, 3.267%, 3/28/2025	891,565	878,798
TransDigm, Inc.:
Term Loan E, 1-month USD-LIBOR + 2.25%, 2.365%, 5/30/2025	1,298,620	1,284,186
Term Loan F, 1-month USD-LIBOR + 2.25%, 2.365%, 12/9/2025	1,421,353	1,404,944
Travelport Finance (Luxembourg) S.a.r.l.:
Term Loan, 3-month USD-LIBOR + 1.5%, 2.5%, 2/28/2025 (PIK)	245,809	245,932
Term Loan, 3-month USD-LIBOR + 5.0%, 5.254%, 5/29/2026	297,010	233,895
Veritas U.S., Inc., Term Loan B, 3-month USD-LIBOR + 5.5%, 6.5%, 9/1/2025	299,250	301,228
Welbilt, Inc., Term Loan B, 1-month USD-LIBOR + 2.5%, 2.615%, 10/23/2025	1,161,802	1,138,566
West Corp., Term Loan, 1-month USD-LIBOR + 4.0%, 3-month USD-LIBOR + 4.0%, 5.0%, 10/10/2024	428,895	423,802
WP CPP Holdings LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 4/30/2025	99,756	96,389
		28,192,861
Information Technology 10.2%
Banff Merger Sub, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 3.898%, 10/2/2025	1,436,449	1,439,624
Barracuda Networks, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 2/12/2025	487,550	490,475
Cloudera, Inc., Term Loan B, 1-month USD-LIBOR + 2.5%, 3.25%, 12/17/2027	380,000	381,900
CommerceHub, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 12/29/2027	430,000	432,823
ECI Macola Max Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 11/9/2027	215,054	216,129
Endure Digital, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 2/10/2028	430,000	427,850
Finastra U.S.A., Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 6-month USD-LIBOR + 3.5%, 4.5%, 6/13/2024	1,199,383	1,189,692
Second Lien Term Loan, 6-month USD-LIBOR + 7.25%, 8.25%, 6/13/2025	371,428	374,910
Idera, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 6/28/2028	217,500	218,010
I-Logic Technologies Bidco Limited, Term Loan B, 3-month USD-LIBOR + 4.0%, 4.5%, 2/4/2028	435,000	437,991
Informatica LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 3.365%, 2/25/2027	1,066,938	1,066,692
Ivanti Software, Inc.:
Term Loan B, 12/1/2027 (b)	435,000	437,610
Term Loan B, 3-month USD-LIBOR + 4.75%, 5.75%, 12/1/2027	430,000	434,132
LogMeIn, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 4.874%, 8/31/2027	500,000	500,575
MA FinanceCo. LLC:
Term Loan B3, 1-month USD-LIBOR + 2.75%, 2.865%, 6/21/2024	132,466	131,583
Term Loan B, 3-month USD-LIBOR + 4.25%, 5.25%, 6/5/2025	296,250	301,064
McAfee LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3.865%, 9/30/2024	531,138	533,220
MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 4.75%, 9/13/2024	1,286,822	1,292,857
Presidio, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 3.72%, 1/22/2027	237,805	238,845
Project Alpha Intermediate Holding, Inc., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.15%, 4/26/2024	1,259,500	1,262,454
Rackspace Hosting, Inc., Term Loan, 3-month USD-LIBOR + 2.75%, 3.5%, 2/3/2028	396,915	397,391

Redstone Buyer LLC, Term Loan, 3-month USD-LIBOR + 5.0%, 6.0%, 9/1/2027	498,750	505,713
Riverbed Technology, Inc., Term Loan B, 12/31/2025 (b)	200,000	194,875
Seattle Spinco, Inc., Term Loan B3, 1-month USD-LIBOR + 2.75%, 2.865%, 6/21/2024	894,574	888,612
Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 3.726%, 3/5/2027	374,120	373,213
Ultimate Software Group, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 4.0%, 5/4/2026	862,500	869,266
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 4.182%, 8/20/2025	729,862	714,068
VS Buyer LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.115%, 2/28/2027	256,459	256,780
Weld North Education LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 12/21/2027	215,000	215,618
Xperi Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.115%, 6/1/2025	350,376	353,589
		16,577,561
Materials 10.1%
Altium Packaging LLC, Term Loan B, 3-month USD-LIBOR + 2.75%, 3.25%, 1/29/2028	870,000	870,000
Aruba Investments, Inc., Term Loan, 3-month USD-LIBOR + 4.0%, 4.75%, 11/24/2027	420,000	425,250
Berry Global, Inc., Term Loan Z, 1-month USD-LIBOR + 1.75%, 1.898%, 7/1/2026	760,000	760,714
BWAY Holding Co., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.407%, 4/3/2024	2,221,108	2,190,257
Charter NEX U.S., Inc., Term Loan, 1-month USD-LIBOR + 4.25%, 5.0%, 12/1/2027	430,000	434,210
CPG International, Inc., Term Loan, 3-month USD-LIBOR + 2.5%, 3.25%, 5/5/2024	276,363	277,735
Diamond (BC) BV, Term Loan, 1-month USD-LIBOR + 3.0%, 3.115%, 9/6/2024	841,327	837,986
Emerald Performance Materials LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 5.0%, 8/12/2025	423,181	425,773
Flex Acquisition Co., Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 3-month USD-LIBOR + 3.0%, 4.0%, 12/29/2023	708,777	709,167
Gemini HDPE LLC, Term Loan B, 3-month USD-LIBOR + 3.0%, 3.5%, 12/31/2027	430,000	429,598
Graham Packaging Company, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 4.75%, 8/4/2027	408,192	409,584
Illuminate Buyer LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 3.615%, 6/30/2027	399,000	399,874
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 8/28/2026	337,444	339,764
Ineos U.S. Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.0%, 2.115%, 4/1/2024	501,431	499,446
Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.615%, 2/7/2027	218,350	220,056
Jadex, Inc., Term Loan, 3-month USD-LIBOR + 4.75%, 5.5%, 2/18/2028	435,000	432,825
New Arclin U.S. Holding Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 5.0%, 2/19/2026	665,094	667,172
NIC Acquisition Corp., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 12/29/2027	430,000	431,075
Perstorp Holding AB, Term Loan B, 6-month USD-LIBOR + 4.25%, 5.019%, 2/27/2026	125,000	122,188
Proampac PG Borrower LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 5.0%, 11/3/2025	497,416	499,438
Reynolds Group Holdings, Inc., Term Loan B2, 1-month USD-LIBOR + 3.25%, 3.365%, 2/5/2026	866,667	864,860
Starfruit Finco BV, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.111%, 10/1/2025	1,880,846	1,878,664
TricorBraun Holdings, Inc.:
Delayed Draw Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 2/3/2028	2,632	2,634
Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 2/3/2028	351,041	351,316

Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 3-month USD-LIBOR + 3.0%, 3.115% - 3.254%, 9/23/2024	1,466,405	1,469,566
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.0%, 5.0%, 5/1/2025	453,457	430,614
		16,379,766
Utilities 2.9%
Astoria Energy LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 12/10/2027	860,000	862,756
Eastern Power LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 10/2/2025	917,433	872,479
EFS Cogen Holdings I LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 10/1/2027	642,067	644,073
ExGen Renewables IV LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 3.75%, 12/15/2027	428,925	431,928
Granite Generation LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 11/9/2026	934,428	937,348
Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.0%, 5.115%, 4/20/2026	213,900	208,721
Term Loan C, 1-month USD-LIBOR + 5.0%, 5.115%, 4/20/2026	26,054	25,423
Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 3.5%, 6/23/2025	428,879	431,023
Pike Corp., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.12%, 1/21/2028	247,295	247,952
		4,661,703
Total Loan Participations and Assignments (Cost $146,110,582)		146,539,530

Corporate Bonds 4.4%
Communication Services 2.0%
Avaya, Inc., 144A, 6.125%, 9/15/2028	360,000	387,450
Cablevision Lightpath LLC, 144A, 3.875%, 9/15/2027	200,000	198,500
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	508,000
CommScope, Inc., 144A, 5.5%, 3/1/2024	200,000	205,250
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028	80,000	85,700
Frontier Communications Corp.:
144A, 5.0%, 5/1/2028	110,000	113,575
144A, 5.875%, 10/15/2027	95,000	101,650
iHeartCommunications, Inc., 8.375%, 5/1/2027	96,976	102,831
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	350,000	375,813
Radiate Holdco LLC, 144A, 4.5%, 9/15/2026	420,000	425,250
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029	700,000	750,274
		3,254,293
Consumer Discretionary 0.7%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	635,247
Clarios Global LP:
144A, 6.25%, 5/15/2026	50,000	53,208
144A, 6.75%, 5/15/2025	60,000	64,411
Tenneco, Inc., 144A, 7.875%, 1/15/2029	13,000	14,572
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	61,650
Wyndham Destinations, Inc., 144A, 6.625%, 7/31/2026	270,000	304,776
		1,133,864
Energy 0.0%
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028	25,000	26,062
Financials 0.0%
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	10,000	10,175
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	20,000	21,500
		31,675

Health Care 0.3%
Community Health Systems, Inc., 144A, 4.75%, 2/15/2031	350,000	344,645
Encompass Health Corp., 4.75%, 2/1/2030	100,000	105,787
Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	30,000	31,110
		481,542
Industrials 0.8%
Builders FirstSource, Inc., 144A, 6.75%, 6/1/2027	179,000	191,978
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	160,000	170,583
Prime Security Services Borrower LLC, 144A, 6.25%, 1/15/2028	308,000	319,066
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	30,000	33,794
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	500,000	521,250
		1,236,671
Information Technology 0.0%
Unisys Corp., 144A, 6.875%, 11/1/2027	39,000	42,900
Materials 0.2%
Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	316,599
HB Fuller Co., 4.25%, 10/15/2028	30,000	30,591
		347,190
Real Estate 0.1%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	62,850
Utilities 0.3%
Talen Energy Supply LLC, 144A, 7.625%, 6/1/2028	500,000	532,275
Total Corporate Bonds (Cost $6,874,574)		7,149,322
	Shares	Value ($)

Common Stocks 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc.*	22,247	38,265
iHeartMedia, Inc. “A”*	1,111	15,632
Windstream Services LLC	551	7,530
		61,427
Information Technology 0.0%
Answers Corp.* (d)	2,219	0
Total Common Stocks (Cost $391,325)		61,427

Warrants 0.1%
Communication Services 0.1%
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	110,638
Consumer Staples 0.0%
Crossmark Holdings, Inc., Expiration Date 7/26/2024*(d)	901	9
Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022*(d)	6,166	0
Total Warrants (Cost $864,940)		110,647

Mutual Funds 0.9%
BlackRock Floating Rate Income Trust	40,650	504,060
Eaton Vance Senior Floating-Rate Trust	37,147	499,256
Nuveen Credit Strategies Income Fund	78,370	503,919
Total Mutual Funds (Cost $1,500,503)		1,507,235

Exchange-Traded Funds 5.9%
Invesco Senior Loan ETF	188,457	4,183,745
iShares iBoxx $ High Yield Corporate Bond ETF	35,400	3,059,976
SPDR Bloomberg Barclays High Yield Bond ETF	20,780	2,247,565
Total Exchange-Traded Funds (Cost $9,333,757)		9,491,286

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.03% (e) (Cost $4,049,389)	4,049,389	4,049,389

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $169,125,070)	104.3	168,908,836
Other Assets and Liabilities, Net	(4.3)	(7,032,045)
Net Assets	100.0	161,876,791
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 are as follows:
Value ($) at 5/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund , 0.03% (e)
5,237,490	72,739,727	73,927,828	—	—	3,062	—	4,049,389	4,049,389
*	Non-income producing security.
(a)	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 28, 2021. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	All or a portion of the security represents unsettled loan commitments at February 28, 2021 where the rate will be determined at the time of settlement.
(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prime Rate: Interest rate charged by banks to their most credit worthy customers.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
At February 28, 2021, the Fund had an unfunded loan commitment of $1,248,584, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
Pike Corp., Delayed Draw Term Loan B, 1/21/2028	187,471	188,205	734
Hillman Group, Inc., Delayed Draw Term Loan, 2/23/2028	73,235	73,602	367
National Mentor Holdings, Inc., Delayed Draw Term Loan, 2/18/2028	83,210	83,251	41
Peraton Holding Corp., Delayed Draw Term Loan B, 2/19/2028	828,341	836,666	8,325
TricorBraun Holdings, Inc., Delayed Draw Term Loan, 2/3/2028	76,327	76,387	60
Total	1,248,584	1,258,111	9,527
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$146,138,658	$400,872	$146,539,530
Corporate Bonds (a)	—	7,149,322	—	7,149,322
Common Stocks
Communication Services	53,897	7,530	—	61,427
Information Technology	—	—	0	0
Warrants (a)	—	110,638	9	110,647
Mutual Funds	1,507,235	—	—	1,507,235
Exchange-Traded Funds	9,491,286	—	—	9,491,286
Short-Term Investments	4,049,389	—	—	4,049,389
Unfunded Loan Commitment (b)	—	9,527	—	9,527
Total	$15,101,807	$153,415,675	$400,881	$168,918,363
During the period ended February 28, 2021, the amount of transfers between Level 3 and Level 2 was $650,269. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.
Transfers between price levels are recognized at the beginning of the reporting period.
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation on unfunded loan commitments.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH3
R-080548-1 (1/23)